RETIREMENT AND POSTRETIREMENT BENEFITS - MEDICAL COST TRENDS (Details) - Spectra Energy Corp	Feb. 27, 2017
Canada OPEB Plan
MEDICAL COST TRENDS
Medical Cost Trend Rate Assumption for Next Fiscal Year (as a percent)	5.00%
Ultimate Medical Cost Trend Rate Assumption (as a percent)	5.00%
U.S. OPEB Plan
MEDICAL COST TRENDS
Medical Cost Trend Rate Assumption for Next Fiscal Year (as a percent)	7.50%
Ultimate Medical Cost Trend Rate Assumption (as a percent)	4.50%
Year in which Ultimate Medical Cost Trend Rate Assumption is Achieved	2037